EQUITY INCENTIVE PLANS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
EQUITY INCENTIVE PLANS
5. EQUITY INCENTIVE PLANS
2024 Equity Incentive Plan, 2020 Inducement Incentive Plan and 2015 Equity Incentive Plan
In May 2024, the Company’s board of directors approved and adopted the Company’s 2024 Equity Incentive Plan, or 2024 EIP. In July 2024, the Company’s stockholders approved the adoption of the 2024 EIP. The 2024 EIP is the successor to and continuation of the Company’s 2015 Equity Incentive Plan, or 2015 EIP, previously approved and adopted in March 2015 by the Company’s board of directors and stockholders. The 2024 EIP became effective on July 18, 2024. Upon the effectiveness of the 2024 EIP, no additional awards were or will be granted under the 2015 EIP, although all outstanding stock awards granted under the 2015 EIP continue to be governed by the terms of the 2015 EIP. Under the 2024 EIP, the Company may grant stock options, stock appreciation rights, restricted stock, RSUs, and other awards to individuals who are employees, officers, directors or consultants of the Company.
In December 2020, the Company’s board of directors approved and adopted the 2020 Inducement Incentive Plan, or 2020 IIP. Under the 2020 IIP, the Company may grant stock options, stock appreciation rights, restricted stock, RSUs, and other awards to individuals who were not previously employees or directors of the Company, or who are returning to employment following a bona fide period of non-employment
with the Company, as an inducement material to such persons entering into employment with the Company.
Terms of stock award agreements, including vesting requirements, are determined by the board of directors, subject to the provisions of the 2024 EIP, 2020 IIP and 2015 EIP. Stock options granted by the Company generally vest over a three
- or four-year period. Certain stock options are subject to acceleration of vesting in the event of certain change of control transactions. The stock options may be granted for a term of up to 10 years from the date of grant. The exercise price for stock options granted under the 2024 EIP, 2020 IIP and 2015 EIP must be at a price no less than 100% of the fair value of the shares on the date of grant, provided that for an incentive stock option granted to an employee who at the time of grant owns stock representing more than 10% of the voting power of all classes of stock of the Company, the exercise price shall be no less than 110% of the value on the date of grant.
2015 Employee Stock Purchase Plan
In March 2015, the Company’s board of directors and stockholders approved and adopted the ESPP. The number of shares of stock available for issuance under the ESPP will be automatically increased each January 1 through and including January 1, 2025, by the lesser of (i) 1% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31, (ii) 24,516 shares, or (iii) such lesser number as determined by the Company’s board of directors.
The ESPP allows substantially all employees to purchase the Company’s common stock through a payroll deduction at a price equal to 85% of the lower of the fair market value of the stock as of the beginning or the end of each purchase period. An employee’s payroll deductions under the ESPP are limited to 15% of the employee’s eligible compensation.
During the nine months ended September 30, 2024 and 2023, 7,050 shares and 8,060 shares, respectively, were issued pursuant to the ESPP. As of September 30, 2024, total unrecognized compensation expense related to the ESPP was $0.1 million and is expected to be recognized over approximately 0.6 years.
Restricted Stock Units
The following table summarizes RSU and PRSU activity during the nine months ended September 30, 2024:

	Number of RSUs and PRSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2023	104,886	$22.83
RSUs and PRSUs granted	153,012	12.30
RSUs and PRSUs vested	(43,053)	24.24
RSUs and PRSUs canceled	(17,705)	24.68

Outstanding at September 30, 2024	197,140	$14.18

The weighted-average grant date fair value of RSUs and PRSUs granted by the Company during the nine months ended September 30, 2023 was $20.10 per share. The total fair value of RSUs and PRSUs vested during the nine months ended September 30, 2024 and 2023 was approximately $1.0 million and $0.7 million, respectively.
At September 30, 2024, estimated unrecognized compensation expense related to RSUs and PRSUs granted was approximately $2.3 million. This unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately 2.6 years.

Stock Options
The following table summarizes stock option activity during the nine months ended September 30, 2024:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Total Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2023	533,151	$44.61	6.72	$57
Options granted	1,796,401	11.14
Options exercised	—	—
Options canceled	(71,870)	31.68

Outstanding at September 30, 2024	2,257,682	$18.39	9.10	$1

Vested and expected to vest at September 30, 2024	2,257,682	$18.39	9.10	$1

Exercisable at September 30, 2024	420,941	$48.19	5.74	$1

The intrinsic value of a stock option is the difference between the market price of the common stock at the measurement date and the exercise price of the option.
The weighted-average grant date fair value of stock options granted by the Company during the nine months ended September 30, 2024 and 2023 was $8.05 and $14.45 per share, respectively.
As of September 30, 2024, total unrecognized share-based compensation expense related to unvested stock options was approximately $15.2 million. This unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately 2.9 years.
Stock-based compensation expense recognized for RSUs, PRSUs, stock options, and the ESPP has been reported in the condensed consolidated statements of operations and comprehensive loss as follows (in thousands):

	Nine Months Ended September 30,
	2024	2023
Stock compensation expense:
Research and development	$868	$629
Selling, general and administrative	1,150	1,038

Stock compensation expense recorded in continuing operations	2,018	1,667
Stock compensation expense recorded in discontinued operations	231	564

Total stock compensation expense	$2,249	$2,231

7. EQUITY INCENTIVE PLANS
2020 Inducement Incentive Plan and 2015 Equity Incentive Plan
In December 2020, the Company’s board of directors approved and adopted the 2020 Inducement Incentive Plan, or 2020 IIP. Under the 2020 IIP, the Company may grant stock options, stock appreciation rights, restricted stock, RSUs, and other awards to individuals who were not previously employees or directors of the Company, or who are returning to employment following a bona fide period of non-employment
with the Company, as an inducement material to such persons entering into employment with the Company.
In March 2015, the Company’s board of directors and stockholders approved and adopted the 2015 Equity Incentive Plan, or 2015 EIP. Under the 2015 EIP, the Company may grant stock options, stock appreciation rights, restricted stock, RSUs, and other awards to individuals who are employees, officers, directors or consultants of the Company. The number of shares of stock available for issuance under the 2015 EIP is automatically increased each January 1 by 4% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31 or such lesser number as determined by the Company’s board of directors.
Terms of stock award agreements, including vesting requirements, are determined by the board of directors, subject to the provisions of the 2020 IIP and 2015 EIP. Stock options granted by the Company generally vest over a three
- or four-year period. Certain stock options are subject to acceleration of vesting in the event of certain change of control transactions. The stock options may be granted for a term of up to 10 years from the date of grant. The exercise price for stock options granted under the 2020 IIP and 2015 EIP must be at a price no less than 100% of the fair value of the shares on the date of grant, provided that for an incentive stock option granted to an employee who at the time of grant owns stock representing more than 10% of the voting power of all classes of stock of the Company, the exercise price shall be no less than 110% of the value on the date of grant.
2015 Employee Stock Purchase Plan
In March 2015, the Company’s board of directors and stockholders approved and adopted the 2015 Employee Stock Purchase Plan, or the ESPP. The number of shares of stock available for issuance under the ESPP will be automatically increased each January 1 by the lesser of (i) 1% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31, (ii) 24,516 shares, or (iii) such lesser number as determined by the Company’s board of directors.
The ESPP allows substantially all employees to purchase the Company’s common stock through a payroll deduction at a price equal to 85% of the lower of the fair market value of the stock as of the beginning or the end of each purchase period. An employee’s payroll deductions under the ESPP are limited to 15% of the employee’s eligible compensation. During the years ended December 31, 2023 and 2022, 15,465 and 18,168 shares, respectively, were issued pursuant to the ESPP.
As of December 31, 2023, total unrecognized compensation expense related to the ESPP was immaterial and is expected to be recognized over approximately 0.4 years.

Restricted Stock Units
The following table summarizes RSU and PRSU activity during the year ended December 31, 2023:

	Number of RSUs and PRSUs	Weighted Average Grant Date Fair Value
Outstanding at December 31, 2022	61,149	$29.36
RSUs and PRSUs granted	75,778	20.04
RSUs and PRSUs vested	(24,487)	29.64
RSUs and PRSUs canceled	(7,554)	25.76

Outstanding at December 31, 2023	104,886	$22.83

The weighted-average grant date fair value of RSUs and PRSUs granted by the Company during the year ended December 31, 2022 was $16.64 per share. The total fair value of RSUs and PRSUs vested during the years ended December 31, 2023 and 2022 was approximately $0.7 million and $1.6 million, respectively.
At December 31, 2023, estimated unrecognized compensation expense related to RSUs and PRSUs granted was approximately $1.7 million. This unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately 2 years.
Stock Options
The following table summarizes stock option activity during the year ended December 31, 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Total Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	404,816	$55.60	6.65	$48
Options granted	161,666	20.40
Options exercised	(1,287)	16.65
Options canceled	(32,044)	62.40

Outstanding at December 31, 2023	533,151	$44.61	6.72	$57

Vested and expected to vest at December 31, 2023	533,151	$44.61	6.72	$57

Exercisable at December 31, 2023	361,644	$55.04	5.71	$54

The intrinsic value of a stock option is the difference between the market price of the common stock at the measurement date and the exercise price of the option.
The weighted-average grant date fair value of stock options granted by the Company during the years ended December 31, 2023 and 2022 was $14.45 and $10.14, respectively, per share.
As of December 31, 2023, total unrecognized share-based compensation expense related to unvested stock options was approximately $2.4 million. This unrecognized compensation cost is expected to be recognized over a weighted-average period of approximately 1.9 years.

The following table summarizes the Black-Scholes option pricing model assumptions used to estimate the fair value of stock options granted to employees under the 2015 EIP and 2020 IIP and the shares purchasable under the 2015 ESPP during the periods presented:

	For the years ended December 31,
	2023	2022
2015 EIP and 2020 IIP
Risk-free interest rate	3.58% - 4.61%	1.39% - 4.02%
Expected dividend yield	0%	0%
Expected volatility	82% - 83%	70% - 75%
Expected term (years)	5.50 - 6.08	5.50 - 6.08
2015 ESPP
Risk-free interest rate	4.29% - 5.43%	1.57% - 2.65%
Expected dividend yield	0%	0%
Expected volatility	64% - 147%	75% - 98%
Expected term (years)	0.50 - 2.00	0.50 - 2.00
Stock-based compensation expense recognized for RSUs, PRSUs, stock options, and the ESPP has been reported in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Years ended December 31,
	2023	2022
Stock compensation expense:
Research and development	$839	$809
Selling, general and administrative	1,469	1,945

Stock compensation expense recorded in continuing operations	2,308	2,754
Stock compensation expense recorded in discontinued operations	753	951

Total stock compensation expense	$3,061	$3,705